Revenue (Details) - Schedule of Revenue	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Revenue [Abstract]
Sales of goods – transfer at a point in time	RM 22,428,825	$ 4,756,203	RM 34,269,482	RM 32,465,457